SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES (Details) - Compass Digital Acquisition Corp [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Change in fair value		$ (119,121)	$ 469,341
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance		48,321	238,704
Change in fair value	[1]	48,320	(190,383)
Ending balance		96,641	48,321
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning balance		70,802	349,760
Change in fair value	[1]	70,801	(278,958)
Ending balance		141,603	70,802
Warrant Liabilities [Member]
Class of Warrant or Right [Line Items]
Beginning balance		119,123	588,464
Change in fair value	[1]	119,121	(469,341)
Ending balance		$ 238,244	$ 119,123

[1]	Changes in fair value are recognized in change in fair value of derivative warrant liabilities in the accompanying consolidated statements of operations.